SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of new and revised IFRSs adapted for the first time for the current year's financial statements

RMB
Items	January 1, 2020
Property, plant and equipment	(240)
Retained earnings	(240)

For the year ended
December 31, 2020
Revenue	117,109
Cost of sales	(53,801)

RMB
Items	January 1, 2021
Property, plant and equipment	63,068
Retained earnings	63,068

For the year ended
December 31, 2021
Revenue	82,280
Cost of sales	(71,626)

Schedule of estimated useful lives of property, plant and equipment

Buildings and infrastructure	8 – 45 years
Machinery	3 – 30 years
Transportation facilities	6 – 10 years
Office and other equipment	3 – 10 years

Schedule of estimated useful lives of investment properties

Buildings	25 – 50 years
Land use rights	40 – 70 years

Schedule of estimated useful lives of right-of-use assets

Buildings	2 – 20 years
Machinery	2 – 10 years
Land use rights	10 – 50 years